Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies
Commitments and contingencies
On October 9, 2015, a purported class action lawsuit was filed in the Suffolk County Superior Court in the Commonwealth of Massachusetts against us, several of our officers and directors and certain of the underwriters from our January 2015 follow-on public offering of our common stock. The plaintiffs purported to represent those persons who purchased shares of our common stock pursuant or traceable to our January 2015 follow-on public offering. The plaintiffs alleged, among other things, that the Company made false and misleading statements and failed to disclose material information in the Company’s January 2015 Registration Statement and incorporated offering materials. Plaintiffs allege violations of Sections 11, 12 and 15 of the Securities Act of 1933, as amended, and seek, among other relief, unspecified compensatory damages, rescission, pre-and post-judgment interest and fees, costs and disbursements. On December 7, 2015, the OvaScience defendants filed a notice of removal with the Federal District Court for the District of Massachusetts.  On December 30, 2015, plaintiffs filed a motion to remand the action to the Superior Court. Oral argument on the motion to remand was held on February 19, 2016. On February 23, 2016, the District Court granted plaintiffs' motion to remand the action to the Superior Court. On February 26, 2016, a second putative class action suit was filed in the Suffolk County Superior Court in the Commonwealth of Massachusetts against the Company, several of our officers and directors and certain of the underwriters from the January 2015 follow-on public offering of the Company's common stock. The complaint is substantially similar to the complaint filed in October 2015. The two actions subsequently were consolidated and plaintiffs filed a First Amended Class Action Complaint on June 17, 2016. Defendants filed motions to dismiss the complaint. Those motions were denied by order dated December 22, 2016. On August 17, 2016, an additional plaintiff, Westmoreland County Employee Retirement System (“Westmoreland”) moved to intervene in the consolidated action. The defendants opposed Westmoreland’s motion to intervene. The Superior Court granted Westmoreland’s motion to intervene on October 27, 2016. On August 7, 2017, the plaintiffs filed their motion for class certification, which the defendants opposed. Oral argument on the motion for class certification was held on September 29, 2017. On November 7, 2017, the Superior Court denied the plaintiffs’ motion for class certification. On August 14, 2017, the defendants filed their motion for summary judgment against plaintiffs Heather Carlson, Cesar Castellanos, Philipp Hofmann, and Carlos Rivas, which the plaintiffs opposed. Oral argument on the motion for summary judgment was held on October 18, 2017. On November 21, 2017, the Superior Court allowed the defendants’ motion for summary judgment, and the claims asserted by plaintiffs Heather Carlson, Cesar Castellanos, Philipp Hofmann, and Carlos Rivas in the consolidated actions were dismissed, leaving Westmoreland as the sole remaining plaintiff. On November 22, 2017, Westmoreland filed a putative class action complaint in the U.S. District Court for the District of Massachusetts against the same defendants alleging the same claims as are alleged in the state court case (the “Westmoreland Federal Action”). On January 17, 2018, the lead plaintiff in a different case, a purported shareholder class action alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Dahhan Action”) filed a motion to intervene in the Westmoreland Federal Action and to consolidate the Westmoreland Federal Action with the Dahhan Action. On July 16, 2018, the court denied the motions to intervene and consolidate the actions. In the Westmoreland Federal Action, on January 22, 2018, Westmoreland moved for appointment of lead plaintiff and approval of lead and liaison counsel. On July 16, 2018, the Court granted the motion, appointing Westmoreland as lead plaintiff and approved lead and liaison counsel. On January 22, 2018, Westmoreland filed a motion to voluntarily dismiss the Superior Court action without prejudice. The defendants opposed that motion. Oral argument on Westmoreland’s motion for voluntary dismissal was held on April 3, 2018. On April 5, 2018, the Superior Court allowed Westmoreland’s motion for voluntary dismissal with prejudice. The Superior Court entered final judgment on April 18, 2018, dismissing Westmoreland’s claims without prejudice and dismissing the claims of plaintiffs Heather Carlson, Cesar Castellanos, Philipp Hofmann, and Carlos Rivas with prejudice. We believe that the complaints in the remaining Westmoreland Federal Action are without merit and intend to defend against litigation. There can be no assurance, however, that we will be successful. A resolution of this lawsuit adverse to the Company or the other defendants could have a material effect on our consolidated financial position and results of operations in the period in which the lawsuit is resolved. At present, we are unable to estimate potential losses, if any, related to the lawsuit.
On November 9, 2016, a purported shareholder derivative action was filed in the Business Litigation Session of the Suffolk County Superior Court in the Commonwealth of Massachusetts against certain of our present and former officers and directors alleging breaches of fiduciary duty, unjust enrichment, abuse of control, gross mismanagement and corporate waste for purported actions related to the January 2015 follow-on public offering. On February 22, 2017, the court approved the parties’ joint stipulation to stay all proceedings in the action until further notice. Following a status conference in December 2017, the stay was lifted. On January 25, 2018, at the parties’ request, the court entered a second order staying all proceedings in the action under further order of the court. We believe that the complaint is without merit and intend to defend against the litigation. There can be no assurance, however, that we will be successful. At present, we are unable to estimate potential losses, if any, related to the lawsuit.
On March 24, 2017, a purported shareholder class action lawsuit was filed in the U.S. District Court for the District of Massachusetts against the Company and certain of our present and former officers alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934.  On July 5, 2017, the Court entered an order approving the appointment of Freedman Family Investments LLC as lead plaintiff, the firm of Robins Geller Rudman & Dowd LLP as lead counsel, and the Law Office of Alan L. Kovacs as local counsel.  Plaintiff filed an amended complaint on August 25, 2017.  We have filed a motion to dismiss the amended complaint, which is pending. We believe that the complaint is without merit and intend to defend against the litigation. There can be no assurance, however, that we will be successful. A resolution of this lawsuit adverse to the Company or the other defendants could have a material effect on our consolidated financial position and results of operations in the period in which the lawsuit is resolved. At present, we are unable to estimate potential losses, if any, related to the lawsuit.
On June 30, 2017, a purported shareholder derivative complaint was filed in the U.S. District Court for the District of Delaware against certain of our present and former directors and the Company as a nominal defendant, alleging breach of fiduciary duties, waste of corporate assets, unjust enrichment, and violations of Section 14(a) of the Securities Exchange Act of 1934, alleging that compensation awarded to the director defendants was excessive. The parties have reached a settlement of the action whereby the Company agreed to seek shareholder approval for certain changes to non-director executive compensation. The Company also has agreed to pay $300,000 in attorney’s fees to plaintiff’s counsel, which has been accrued as of June 30, 2018. The settlement is subject to final approval by the Court. The Court has scheduled a fairness hearing for August 30, 2018. There can be no assurance, however, that the settlement will be approved. At present, we are unable to estimate potential losses should the settlement not be approved.
On July 27, 2017, a purported shareholder derivative complaint was filed in the U.S. District Court for the District of Massachusetts against certain of our present and former directors and the Company as a nominal defendant, alleging breach of fiduciary duty, unjust enrichment and violations of Section 14(a) of the Securities Exchange Act of 1934 alleging that compensation awarded to the director defendants was excessive and seeking redress for purported actions related to the Company’s January 2015 follow-on public offering and public statements. On September 26, 2017, the plaintiff filed an amended complaint which eliminated all claims regarding allegedly excessive director pay. On October 27, 2017, the defendants filed a motion to dismiss the amended complaint. The court heard oral argument on the motion to dismiss on April 5, 2018. On April 13, 2018, the court granted the defendants’ motion to dismiss the complaint for failure to state a claim for relief under Section 14(a). The court also dismissed the plaintiffs’ pendent state law claims without prejudice, based on lack of subject matter jurisdiction. On April 25, 2018, the plaintiffs moved for leave to amend the complaint, and to stay this case pending the outcome of the Westmoreland Federal Action and the Dahhan Action. The defendants do not believe that the proposed amended complaint cures the defects in the current complaint, but have informed plaintiffs’ counsel that, in the interest of judicial economy, the defendants would not oppose the proposed amendment if the court would consider staying the case pending the resolution of the pending Westmoreland Federal Action and the Dahhan Action. On April 27, 2018, the court granted the plaintiffs’ motion for leave to amend the complaint and for a stay. On April 30, 2018, the plaintiffs filed their second amended complaint. Per the court’s order on April 27, 2018, the case will be stayed upon the filing of the second amended complaint. We believe that the complaint is without merit and intend to defend against the litigation. There can be no assurance, however, that we will be successful. At present, we are unable to estimate potential losses, if any, related to the lawsuit.
We are not party to any other material litigation in any court.

Commitments and Contingencies
Leases
In May 2015, we entered into a lease agreement for approximately 25,200 square feet of office and laboratory space in a building in Waltham, MA. The term of the lease commenced on June 1, 2015 and extends through November 2020, with an optional additional five-year term extension. Future non-cancelable minimum annual lease payments under the lease are expected to be approximately $1.0 million for the years ending 2018 and 2019 and $0.9 million for the year ending 2020. We have provided a security deposit in the form of a letter of credit in the amount of $0.4 million. The letter of credit is cash collateralized, which has been recorded as long-term restricted cash on our consolidated balance sheet.
In connection with this lease, the landlord provided a tenant improvement allowance of up to $1.2 million for the costs associated with the construction of tenant improvements for the leased facility. We account for the allowance received as a lease incentive, which is recorded as a reduction to rent expense over the lease term.
We also maintain lab space in Toronto, Canada under a lease agreement that is cancellable by either us or the landlord with 60 days written notice.
Future minimum lease payments as of December 31, 2017 are as follows (in thousands):

Year
2018	$978
2019	985
2020	924
$2,887

Rent expense is recorded straight-line over the operating lease term, with deferred rent included on our consolidated balance sheet within other liabilities. Rent expense for the years ended December 31, 2017 and 2016, was $0.8 million, and $0.9 million for the year ended December 31, 2015.
Legal Proceedings
On October 9, 2015, a purported class action lawsuit was filed in the Suffolk County Superior Court in the Commonwealth of Massachusetts against us, several of our officers and directors and certain of the underwriters from our January 2015 follow-on public offering of our common stock. The plaintiffs purport to represent those persons who purchased shares of our common stock pursuant or traceable to our January 2015 follow-on public offering. The plaintiffs allege, among other things, that the Company defendants made false and misleading statements and failed to disclose material information in the Company’s January 2015 Registration Statement and incorporated offering materials. Plaintiffs allege violations of Sections 11, 12 and 15 of the Securities Act of 1933, as amended, and seek, among other relief, unspecified compensatory damages, rescission, pre-and post-judgment interest and fees, costs and disbursements. On December 7, 2015, the OvaScience defendants filed a notice of removal with the Federal District Court for the District of Massachusetts.  On December 30, 2015, plaintiffs filed a motion to remand the action to the Superior Court. Oral argument on the motion to remand was held on February 19, 2016. On February 23, 2016, the District Court granted plaintiffs' motion to remand the action to the Superior Court. On February 26, 2016, a second putative class action suit was filed in the Suffolk County Superior Court in the Commonwealth of Massachusetts against the Company, several of our officers and directors and certain of the underwriters from the January 2015 follow-on public offering. The complaint is substantially similar to the complaint filed in October 2015. The two actions subsequently were consolidated and plaintiffs filed a First Amended Class Action Complaint on June 17, 2016. Defendants filed motions to dismiss the complaint. Those motions were denied by order dated December 22, 2016. On August 17, 2016, an additional plaintiff, Westmoreland County Employee Retirement System (“Westmoreland”) moved to intervene in the consolidated action. The defendants opposed Westmoreland’s motion to intervene. The Superior Court granted Westmoreland’s Motion to Intervene on October 26, 2017. On August 7, 2017, the plaintiffs filed their motion for class certification, which the defendants opposed. Oral argument on the motion for class certification was held on September 29, 2017. On November 7, 2017, the Superior Court denied the plaintiffs’ motion for class certification. On August 14, 2017, the Defendants filed their motion for summary judgment against plaintiffs Heather Carlson, Cesar Castellanos, Philipp Hofmann, and Carlos Rivas, which the plaintiffs opposed. Oral argument on the motion for summary judgment was held on October 18, 2017. On November 21, 2017, the Superior Court allowed the Defendants’ motion for summary judgment, and the claims asserted by plaintiffs Heather Carlson, Cesar Castellanos, Philipp Hofmann, and Carlos Rivas in the consolidated actions were dismissed, leaving Westmoreland as the sole remaining plaintiff. On November 22, 2017, Westmoreland filed a putative class action complaint in the U.S. District Court for the District of Massachusetts against the same defendants alleging the same claims as are alleged in the state court case (the “Westmoreland Federal Action”). On January 17, 2018, the lead plaintiff in a different case, a purported shareholder class action alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 (the “Dahhan Action”) filed a motion to intervene in the Westmoreland Federal Action and to consolidate the Westmoreland Federal Action with the Dahhan Action. We have opposed this motion, which is pending. On January 22, 2018, Westmoreland filed a motion to voluntarily dismiss the Superior Court action without prejudice. We have opposed that motion and the Court has scheduled oral argument on April 3, 2018. We believe that the complaints in both cases are without merit and intend to defend against the litigation. There can be no assurance, however, that we will be successful. A resolution of these lawsuits adverse to the Company or the other defendants could have a material effect on our consolidated financial position and results of operations in the period in which the lawsuit is resolved. At present, we are unable to estimate potential losses, if any, related to the lawsuit.
On November 9, 2016, a purported shareholder derivative action was filed in the Business Litigation Session of the Suffolk County Superior Court in the Commonwealth of Massachusetts against certain of our present and former officers and directors alleging breaches of fiduciary duty, unjust enrichment, abuse of control, gross mismanagement and corporate waste for purported actions related to the January 2015 follow-on public offering. On February 23, 2017, the court approved the parties’ joint stipulation to stay all proceedings in the action until further notice. Following a status conference in December 2017, the stay was lifted. On January 25, 2018, at the parties’ request, the court entered a second order staying all proceedings in the action under further order of the court. We believe that the complaint is without merit and intend to defend against the litigation. There can be no assurance, however, that we will be successful. A resolution of this lawsuit adverse to the Company or the other defendants could have a material effect on our consolidated financial position and results of operations in the period in which the lawsuit is resolved. At present, we are unable to estimate potential losses, if any, related to the lawsuit.
On March 24, 2017, a purported shareholder class action lawsuit was filed in the U.S. District Court for the District of Massachusetts against the Company and certain of our present and former officers alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934.  On July 5, 2017, the Court entered an order approving the appointment of Freedman Family Investments LLC as lead plaintiff, the firm of Robins Geller Rudman & Dowd LLP as lead counsel, and the Law Office of Alan L. Kovacs as local counsel.  Plaintiff filed an amended complaint on August 25, 2017.  We have filed a motion to dismiss the amended complaint, which is pending. On January 17, 2018, the lead plaintiff moved to consolidate the Westmoreland Federal Action with this case. We have opposed this motion, which is pending. We believe that the complaint is without merit and intend to defend against the litigation. There can be no assurance, however, that we will be successful. A resolution of this lawsuit adverse to the Company or the other defendants could have a material effect on our consolidated financial position and results of operations in the period in which the lawsuit is resolved. At present, we are unable to estimate potential losses, if any, related to the lawsuit.
On June 30, 2017, a purported shareholder derivative complaint was filed in the U.S. District Court for the District of Delaware against certain of our present and former directors and the Company as a nominal defendant, alleging breach of fiduciary duties, waste of corporate assets, unjust enrichment, and violations of Section 14(a) of the Securities Exchange Act of 1934, alleging that compensation awarded to the director defendants was excessive. We have filed a motion to dismiss the complaint, which is pending. We believe that the complaint is without merit and intend to defend against the litigation. There can be no assurance, however, that we will be successful. At present, we are unable to estimate potential losses, if any, related to the lawsuit.
On July 27, 2017, a purported shareholder derivative complaint was filed in the U.S. District Court for the District of Massachusetts against certain of our present and former directors and the Company as a nominal defendant, alleging breach of fiduciary duty, unjust enrichment and violations of Section 14(a) of the Securities Exchange Act of 1934 alleging that compensation awarded to the director defendants was excessive and seeking redress for purported actions related to the Company’s January 2015 follow-on public offering and public statements. On September 26, 2017, the plaintiffs filed an amended complaint which eliminated all claims regarding allegedly excessive director pay. On October 27, 2017, the defendants filed a motion to dismiss the amended complaint, which is pending. We believe that the complaint is without merit and intend to defend against the litigation. There can be no assurance, however, that we will be successful. At present, we are unable to estimate potential losses, if any, related to the lawsuit.
We are not party to any other litigation in any court and management is not aware of any contemplated proceeding by any governmental authority against the Company.